CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities
Net income (loss)	$ (7,933)	$ 12,614	$ 114,963
Adjustments required to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	17,677	16,434	14,092
Stock-based compensation expense	31,117	27,211	18,040
Change in payment obligation related to acquisitions	6,878	(7,325)	19,251
Foreign currency translation	(481)	53	(27)
Accrued interest, net	2,121	3,355	(5,547)
Deferred taxes, net	(1,527)	(2,109)	(654)
Accrued severance pay, net	(1,033)	295	(274)
Amortization of premium and accretion of discount on marketable securities, net	(623)	(1,257)	(1,147)
Gain from sale of property and equipment	(42)	(46)	(27)
Restructuring costs and other charges	1,322	6,895	0
Net changes in operating assets and liabilities:
Decrease (Increase) in Accounts receivable, net	(22,976)	66,063	(5,329)
Increase (Decrease) in prepaid expenses and other current assets	3,500	(5,457)	(433)
Operating lease right-of-use assets	3,424	4,876	3,653
Operating lease liabilities	(318)	(3,820)	(3,966)
Increase (Decrease) in Accounts payable	8,619	(96,362)	6,878
Increase (Decrease) in Accrued expenses and other liabilities	3,091	(14,233)	(2,917)
Deferred revenue	(889)	(248)	(1,093)
Net cash provided by operating activities	41,927	6,939	155,463
Cash flows from investing activities
Purchases of property and equipment	(3,800)	(6,872)	(811)
Proceeds from sale of property and equipment	42	46	27
Capitalized internal-use software development costs	(1,942)	0	0
Investment in marketable securities	(59,337)	(39,502)	(111,026)
Proceeds from maturities of marketable securities	65,903	40,813	34,427
Proceeds from short-term deposits	139,333	207,450	253,400
Investment in short-term deposits	(151,030)	(139,333)	(207,450)
Cash paid in connection with acquisitions, net of cash acquired	(26,566)	0	(101,921)
Net cash provided by (used in) investing activities	(37,397)	62,602	(133,354)
Cash flows from financing activities
Repurchase of shares for retirement	(71,212)	(46,920)	0
Proceeds from exercise of stock-based compensation	612	547	2,433
Repayment of long-term loans	(452)	0	0
Payments of contingent consideration	0	(54,540)	(13,256)
Net cash used in financing activities	(71,052)	(100,913)	(10,823)
Effect of exchange rate changes on cash and cash equivalents	333	(214)	141
Net increase (decrease) in cash and cash equivalents and restricted cash	(66,189)	(31,586)	11,427
Cash and cash equivalents and restricted cash at beginning of year	157,362	188,948	177,521
Cash and cash equivalents and restricted cash at end of year	91,173	157,362	188,948
Reconciliation of cash, cash equivalents, and restricted cash to the consolidated balance sheet
Cash and cash equivalents	89,997	156,228	187,609
Restricted cash	1,176	1,134	1,339
Total cash, cash equivalents, and restricted cash	91,173	157,362	188,948
Cash paid during the year for:
Income taxes, net of refunds	8,349	13,098	18,030
Interest	85	13	6
Non-cash investing and financing activities:
Creation of new lease right-of-use assets arising from lease liability	386	18,476	132
Issuance of shares in connection with acquisitions	0	10,551	0
Measurement Period Adjustment	0	(889)	0
Purchase of property and equipment on credit	$ (578)	$ 936	$ 2